Notes to the consolidated financial statements - Additional Information (Details) € in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2020 EUR (€) item	Aug. 31, 2014 EUR (€)	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€) item	Dec. 31, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Dec. 31, 2019 USD ($)	Nov. 30, 2017 USD ($)
Notes to the Consolidated Statements of Operations
Revenue recognized			€ 53,758	€ 67,420	€ 102,990
Proceeds from issuing shares			€ 235,840		404,062
Number of collaboration partners that owed 100% of all the receivables and contract assets outstanding | item			2	2
Number of collaboration partners with balances greater than 10% of the total amounts of receivable and contract assets | item			2	1
Research And Development Services Combined With Ip License Member
Notes to the Consolidated Statements of Operations
Revenue recognized			€ 31,051	€ 44,787	79,827
Product
Notes to the Consolidated Statements of Operations
Revenue recognized			11,395	19,571	22,706
Research and development services
Notes to the Consolidated Statements of Operations
Revenue recognized			11,312	3,062	457
Boehringer Ingelheim
Notes to the Consolidated Statements of Operations
Revenue recognized			0	0	26,003
Upfront Payments Received Or Receivable		€ 30,000
Option Fee payment		5,000
Additional development milestone payments		€ 7,000
Upfront Payment Revenue Recognized From Termination Of Agreement			14,003
Ifrs Option Fee Payment Included In Contract Liabilities			5,000
Development milestone payment included in contract liabilities			7,000
CRISPR Therapeutics
Notes to the Consolidated Statements of Operations
Revenue recognized			5,425	3,370	919
Upfront Payments Received Or Receivable | $								$ 3
Genmab | Collaboration and License Agreement
Notes to the Consolidated Statements of Operations
Revenue recognized			1,197	1,787	1,770
Upfront Payments Received Or Receivable | $							$ 10
Equity investment | $							$ 20
GSK [Member] | Collaboration Agreement For Research, Development, Manufacturing And Commercialization Of mRNA-based Vaccines
Notes to the Consolidated Statements of Operations
Revenue recognized			27,740	41,379
GSK [Member] | GlaxoSmithKline COVID Agreement
Notes to the Consolidated Statements of Operations
Revenue recognized			10,530	20,884
Upfront Payments Received Or Receivable						€ 75,000
GSK [Member]
Notes to the Consolidated Statements of Operations
Proceeds from issuing shares	€ 150,000
Upfront Payments Received Or Receivable	120,000		220,000
Amount Eligible To Receive As One Time Reimbursable Payment For Manufacturing Capacity Reservation	30,000
Amount Eligible To Receive As Development And Regulatory Milestone Payments	320,000
Amount Eligible To Receive As Commercial Milestone Payments	€ 380,000
Number of performance obligations | item	2
GSK [Member] | Belgium
Notes to the Consolidated Statements of Operations
Revenue recognized			€ 47,128	€ 62,263	€ 74,298